ACCRUED EXPENSES AND OTHER PAYABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
ACCRUED EXPENSES AND OTHER PAYABLES
Accrued rental expenses	¥ 12,744	¥ 12,951
Accrued utility expenses	14,348	8,548
Accrued payroll and welfare benefits	31,165	27,062
Accrued interest expenses	67,324	23,722
Accrued professional service fees	11,867	8,352
Other taxes payables	11,470	14,296
Income tax payable (note 20)	15,265	8,955
Consideration payable for the acquisition of WTENG (note 8)	25,900
Other payables	17,867	14,430
Total accrued expenses and other payables	¥ 207,950	¥ 118,316